Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 828,234,006	$ 649,169,686
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	616,981	377,688
Guarantees linked to surety bonds	1,399,873	397,569
Surety	13,705	0
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	1,246	1,089,913
Guarantees linked to rental contracts	16,006	53,490
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	527,781	618,026
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	300,646	375,156
Guarantees linked to surety bonds	23,468,674	2,242,167
For transactions in the market	$ 399,687	$ 1,302,362